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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2003
                                                ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JOSEPH A. BUCCI
         -----------------------------------------------------------
Title:   CONTROLLER
         -----------------------------------------------------------
Phone:   518-234-4393
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ JOSEPH A. BUCCI             COBLESKILL, NY       JANUARY 20, 2003
    ----------------------------    -------------------- -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Other Included Managers:                  0
                                          --------------------------
 Form 13F Information Table Entry Total:            64
                                          --------------------------
 Form 13F Information Table Value Total:       869,094
                                           --------------------------
                                            (thousands)

 List of Other Included Managers:

     NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABM Industries Inc.            COM              000957100      420    27100 SH       SOLE                    27100
Allied Capital Corp.           COM              01903Q108    39784  1822467 SH       SOLE                  1822467
American Express Co.           COM              025816109     2445    69163 SH       SOLE                    69163
American Power Conv            COM              029066107    13472   889220 SH       SOLE                   889220
Banknorth Group, Inc.          COM              06646R107    18512   819130 SH       SOLE                   819130
Berkshire Hathaway A           COM              084670108    24080      331 SH       SOLE                      331
Berkshire Hathaway B           COM              084670207     6658     2748 SH       SOLE                     2748
Brown & Brown Inc.             COM              115236101    39906  1234730 SH       SOLE                  1234730
C Cor.Net Corp                 COM              125010108     1476   444675 SH       SOLE                   444675
CSS Industries Inc             COM              125906107     9114   275347 SH       SOLE                   275347
Cato Corp                      COM              149205106     6981   323350 SH       SOLE                   323350
Cognex Corporation             COM              192422103     2931   159025 SH       SOLE                   159025
Commonwealth Tel.              COM              203349105    22680   632825 SH       SOLE                   632825
Conmed Corp                    COM              207410101    17610   898934 SH       SOLE                   898934
Cotton Sts Life Ins Co         COM              221774102      116    12187 SH       SOLE                    12187
Courier Corp                   COM              222660102     1471    32100 SH       SOLE                    32100
Ethan Allen Interiors          COM              297602104    28034   815645 SH       SOLE                   815645
Franklin Electric Inc          COM              353514102      480    10001 SH       SOLE                    10001
Franklin Resources             COM              354613101     4288   125819 SH       SOLE                   125819
General Electric Co            COM              369604103      604    24814 SH       SOLE                    24814
H&R Block Inc.                 COM              093671105      965    24000 SH       SOLE                    24000
Hickory Tech Corp              COM              429060106     7607   798198 SH       SOLE                   798198
Hudson River Bancorp           COM              444128102      347    14000 SH       SOLE                    14000
Idex Corporation               COM              45167R104    26742   817799 SH       SOLE                   817799
Int'l Speedway                 COM              460335201    29518   791577 SH       SOLE                   791577
International Bus Mach         COM              459200101      258     3328 SH       SOLE                     3328
John Wiley & Sons              COM              968223206    22831   950898 SH       SOLE                   950898
Johnson & Johnson              COM              478160104      362     6742 SH       SOLE                     6742
Jones Apparel Group            COM              480074103    20865   588740 SH       SOLE                   588740
Kaydon Corp                    COM              486587108    36162  1704944 SH       SOLE                  1704944
Landauer Inc                   COM              51476K103     2671    76850 SH       SOLE                    76850
Littelfuse Inc.                COM              537008104    11822   701165 SH       SOLE                   701165
M & T Bank Corp                COM              55261F104    13956   175875 SH       SOLE                   175875
Markel Corp                    COM              570535104    20951   101952 SH       SOLE                   101952
Martin Marietta Mat            COM              573284106    22048   719103 SH       SOLE                   719103
McGrath Rentcorp               COM              580589109     1127    48701 SH       SOLE                    48701
Meredith Corp                  COM              589433101    14779   359500 SH       SOLE                   359500
Mocon Inc Com                  COM              607494101     3066   432499 SH       SOLE                   432499
NBT Bancorp Inc.               COM              628778102      467    27353 SH       SOLE                    27353
New England Bus                COM              643872104    32423  1328797 SH       SOLE                  1328797
North Fork Bancorp             COM              659424105     9617   285025 SH       SOLE                   285025
Oneida Ltd Com                 COM              682505102      136    12337 SH       SOLE                    12337
Pfizer Inc Com                 COM              717081103      201     6573 SH       SOLE                     6573
Protective Life Corp.          COM              743674103    29529  1073014 SH       SOLE                  1073014
Regal Beloit Corp.             COM              758750103      290    14000 SH       SOLE                    14000
Renal Care Group Inc.          COM              759930100    10788   340975 SH       SOLE                   340975
Reynolds & Reynolds            COM              761695105    34657  1360700 SH       SOLE                  1360700
Ross Stores Inc.               COM              778296103    21873   516000 SH       SOLE                   516000
SCP Pool Corporation           COM              784028102     8099   277360 SH       SOLE                   277360
Scientific Atlanta Inc         COM              808655104     3632   306201 SH       SOLE                   306201
Servicemaster Co.              COM              81760N109    26184  2358954 SH       SOLE                  2358954
SouthTrust Corporation         COM              844730101    13598   547190 SH       SOLE                   547190
Tennant Co.                    COM              880345103    19173   588115 SH       SOLE                   588115
Trustco Bank Corp              COM              898349105    18608  1726168 SH       SOLE                  1726168
US Bancorp                     COM              902973304      224    10571 SH       SOLE                    10571
Vulcan Materials               COM              929160109    26236   699635 SH       SOLE                   699635
Waddell & Reed Finl            COM              930059100     6579   334477 SH       SOLE                   334477
Watson Pharmaceuticals         COM              942683103    16571   586173 SH       SOLE                   586173
White Mtns Insurance           COM              G9618E107    61665   190913 SH       SOLE                   190913
Whole Foods Mkt Inc.           COM              966837106     6222   118000 SH       SOLE                   118000
Yum Brands                     COM              988498101    23348   964000 SH       SOLE                   964000
Zebra Technologies A           COM              989207105    17685   308645 SH       SOLE                   308645
Cedar Fair L.P.                LP               150185106     3256   137950 SH       SOLE                   137950
Six Flags Inc Pref             PFD              83001p505      892    54900 SH       SOLE                    54900

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